Fair Value Measurements - Summary of Information about Company's Assets Measured on Recurring Basis (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account	$ 200,693,450	$ 207,190,740	$ 203,081,753
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account	$ 200,693,450	207,190,740	203,081,753
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account		0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents held in Trust Account		$ 0	$ 0